Held-to-maturity Investments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in held-to-maturity investments [Line Items]
Beginning balance	₩ 3,244	₩ 3,623
Acquisitions	250	149
Disposals	(350)	(528)
Others	0	0
Ending balance	3,144	3,244
Government bonds [Member]
Changes in held-to-maturity investments [Line Items]
Beginning balance	3,244	3,623
Acquisitions	250	149
Disposals	(350)	(528)
Others	0	0
Ending balance	₩ 3,144	₩ 3,244